Offerings	May 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.150% Notes Due 2033
Maximum Aggregate Offering Price	$ 498,885,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,896.02
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.050% Notes due 2056
Maximum Aggregate Offering Price	$ 424,524,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 58,626.76